CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (85,405,000)	$ (106,873,000)	$ (83,237,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	58,529,000	39,352,000	35,226,000
Amortization of deferred financing costs and debt discount	1,612,000	1,943,000	1,835,000
Accretion of investments		(38,000)	(41,000)
Equity-based compensation	3,342,000	1,882,000	2,289,000
Provision for expected credit losses	7,119,000	567,000	581,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	14,506,000	1,412,000	6,432,000
Other receivables	6,968,000	(4,942,000)	2,802,000
Parts and supplies inventories	(636,000)	(70,000)
Prepaid expenses and other	(418,000)	(3,276,000)	1,686,000
Other non-current assets	877,000	734,000	17,000
Operating lease liabilities, net	1,094,000	961,000
Accounts payable	(13,868,000)	6,728,000	3,171,000
Accrued expenses	(6,080,000)	6,375,000	1,937,000
Other current liabilities	15,980,000
Other non-current liabilities	3,415,000	231,000
Deferred revenue	202,609,000	30,134,000	24,000,000
Net cash used in operating activities	209,644,000	(24,879,000)	(3,302,000)
INVESTING ACTIVITIES:
Purchases of property and equipment	(7,109,000)	(4,146,000)	(8,036,000)
Acquisition of businesses, net of cash acquired	97,104,000	(28,329,000)
Cash paid for asset acquisition		(14,422,000)
Capitalized software development costs	(8,415,000)	(3,923,000)	(4,100,000)
Purchases of investments		(2,483,000)	(9,426,000)
Proceeds from sales and maturities of investments		11,987,000
Net cash (used in) provided by investing activities	81,580,000	(41,316,000)	(21,562,000)
FINANCING ACTIVITIES:
Proceeds from long-term debt	755,000
Repayments of long-term debt	(63,450,000)	(37,706,000)	(33,139,000)
Loans to employees	(93,000)	(78,000)	(91,000)
Capital contributions - Class D preferred interests		128,167,000
Payments of offering costs		(3,000,000)
Net cash used in financing activities	(62,788,000)	87,383,000	(33,230,000)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	228,436,000	21,188,000	(58,094,000)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	96,440,000	75,252,000	133,346,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	324,876,000	96,440,000	75,252,000
CASH PAID DURING THE PERIOD FOR:
Interest	21,717,000	28,369,000	$ 29,160,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for asset acquisition of Avianis Systems LLC		$ 3,822,000
Delta Private Jets LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for business acquisition	427,007,000
Gama Aviation LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for business acquisition	$ 32,638,000